UNITED STATES
                                      SECURITIES AND EXCHANGE COMMISSION
                                            WASHINGTON, D.C. 20549

                                                   FORM 13F

                                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: __________
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Hartford Investment Financial Services, LLC
Address:  200 Hopmeadow Street
          Simsbury, CT  06089

Form 13F File Number: 028-12543

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Melcher
Title:    Chief Compliance Officer, Hartford Investment Financial Services, LLC
Phone:    610-386-1801

Signature, Place, and Date of Signing:

         /s/ Joseph Melcher
         ------------------
         [Signature]


         Radnor, PA
         ----------
         [City, State]


         February 11, 2013
         -----------------
         [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number              Name
         28-04557                 Wellington Management Company, LLP
         28-06652                 Hartford Investment Management Company